Cover	Dec. 28, 2020
Schedule of Capitalization, Equity [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 28, 2020
Entity File Number	1-5256
Entity Registrant Name	V.F. Corporation
Entity Central Index Key	0000103379
Entity Tax Identification Number	23-1180120
Entity Incorporation, State or Country Code	PA
Entity Address, Address Line One	1551 Wewatta Street
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
City Area Code	720
Local Phone Number	778-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Common Stock, without par value, stated capital $.25 per share
Trading Symbol	VFC
Security Exchange Name	NYSE
0.625% Senior Notes due 2023
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	0.625% Senior Notes due 2023
Trading Symbol	VFC23
Security Exchange Name	NYSE
0.250% Senior Notes due 2028
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	0.250% Senior Notes due 2028
Trading Symbol	VFC28
Security Exchange Name	NYSE
0.625% Senior Notes due 2032
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	0.625% Senior Notes due 2032
Trading Symbol	VFC32
Security Exchange Name	NYSE